VIA EDGAR

April 2, 2026

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust’s the xETFs NVDA Daily Income ETF, xETFs MSTR Daily Income ETF, xETFs BMNR Daily Income ETF, xETFs HOOD Daily Income ETF, xETFs PLTR Daily Income ETF, xETFs TSLA Daily Income ETF and xETFs COIN Daily Income ETF that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 310, which was filed electronically with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001213900-26-035771) on March 30, 2026.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski
Richard Malinowski